SELECTED STATEMENTS OF OPERATIONS DATA	6 Months Ended
Jun. 30, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 9:	SELECTED STATEMENTS OF OPERATIONS DATA

Other income is comprised of the following:

June 30,
2011
Unaudited

Adjustments to the fair value of the contingent consideration from acquisition	$2,539
Other	(713)

$1,826